UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class A - CPXAX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$57	1.13%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.26% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	4.22%	2.91%	4.01%
Without sales charge	8.28%	3.70%	4.41%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	Reflects a 3.75% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class C - CPXCX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$90	1.78%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.95% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	6.64%[2]	3.03%	3.74%
Without sales charge	7.64%	3.03%	3.74%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class F - CPXFX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$39	0.78%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.52% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	8.72%	4.07%	4.31%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	3.34%
Linked Blended Benchmark[1]	7.71%	3.76%	4.41%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.04%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class I - CPXIX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$43	0.85%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.49% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	8.66%	3.99%	4.72%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class R - CPRRX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$65	1.28%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.26% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	8.18%	3.55%	4.25%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class Z - CPXZX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$39	0.78%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.51% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,1 which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.1 The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	Linked Blended Benchmark[1]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	8.72%	4.07%	4.79%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Preferred Securities and Income Fund, Inc.

We would like to share with you our report for the six months ended June 30, 2025. The total returns for the Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2025
Cohen & Steers Preferred Securities and Income Fund:
Class A	3.26%
Class C	2.95%
Class F	3.52%
Class I	3.49%
Class R	3.26%
Class Z	3.51%
ICE BofA Fixed Rate Preferred Securities Index(a)	1.01%
Blended Benchmark—55% ICE BofA U.S. IG Institutional Capital Securities Index/ 20% ICE BofA Core Fixed Rate Preferred Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index(a)	3.35%
ICE BofA U.S. All Capital Securities Index(a)	2.43%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a)

The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The ICE BofA Core Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar denominated preferred securities issued in the U.S. domestic market, excluding $1,000 par securities. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.1%
Vanguard Intermediate-Term Corporate Bond ETF		85,987	$7,130,042

TOTAL EXCHANGE-TRADED FUNDS
(Identified cost—$6,925,427)			7,130,042

PREFERRED SECURITIES—EXCHANGE-TRADED	9.3%
BANKING	3.6%
Bank of America Corp., 4.125%, Series PP(a)		1,121,287	19,039,453
Bank of America Corp., 4.25%, Series QQ(a)		1,215,163	21,022,320
Bank of America Corp., 4.375%, Series NN(a)		753,010	13,524,059
Bank of America Corp., 5.00%, Series LL(a)		64,197	1,303,841
JPMorgan Chase & Co., 4.55%, Series JJ(a)		723,961	13,834,895
JPMorgan Chase & Co., 4.625%, Series LL(a)		139,838	2,733,833
M&T Bank Corp., 7.50%, Series J(a)		1,178,099	30,866,194
Morgan Stanley, 4.25%, Series O(a)		570,071	9,816,623
Morgan Stanley, 6.625%, Series Q(a)		2,592,505	67,016,254
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		731,037	17,449,853
Truist Financial Corp., 4.75%, Series R(a)		215,909	4,093,635
Wells Fargo & Co., 4.375%, Series CC(a)		582,086	10,221,430
Wells Fargo & Co., 4.70%, Series AA(a)		1,286,061	24,216,529
Wells Fargo & Co., 4.75%, Series Z(a)		1,845,790	35,143,841

			270,282,760

FINANCIAL SERVICES	0.8%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		408,068	9,491,662
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		299,940	7,807,438
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,003,123	15,407,969
Carlyle Finance LLC, 4.625%, due 5/15/61		206,569	3,460,031
TPG Operating Group II LP, 6.95%, due 3/15/64		785,003	19,805,626

			55,972,726

INSURANCE	2.4%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		860,975	16,806,232
Arch Capital Group Ltd., 4.55%, Series G(a)		934,174	15,666,098
Arch Capital Group Ltd., 5.45%, Series F(a)		611,386	12,539,527

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
Athene Holding Ltd., 4.875%, Series D(a)		876,327	$14,985,192
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,127,326	27,247,469
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		674,795	16,802,395
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		755,849	19,342,176
Axis Capital Holdings Ltd., 5.50%, Series E(a)		207,379	4,114,399
Equitable Holdings, Inc., 4.30%, Series C(a)		451,353	7,695,569
Equitable Holdings, Inc., 5.25%, Series A(a)		333,831	6,820,167
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		686,587	17,700,213
Lincoln National Corp., 9.00%, Series D(a)		300,277	7,990,371
MetLife, Inc., 4.75%, Series F(a)		190,740	3,717,523
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		575,107	8,942,914
W.R. Berkley Corp., 4.125%, due 3/30/61		103,909	1,652,153

			182,022,398

REAL ESTATE	0.2%
Brookfield Property Partners LP, 5.75%, Series A(a)		195,075	2,535,975
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	7,787,689
Public Storage, 4.70%, Series J(a)		135,722	2,499,999
Public Storage, 4.75%, Series K(a)		194,122	3,672,788

			16,496,451

TELECOMMUNICATIONS	0.6%
AT&T, Inc., 4.75%, Series C(a)		344,462	6,579,224
Telephone & Data Systems, Inc., 6.00%, Series VV(a)		436,154	7,719,926
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70		342,725	7,032,717
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70		356,608	7,314,030
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69		772,718	18,259,327

			46,905,224

UTILITIES	1.7%
Algonquin Power & Utilities Corp., 8.487% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		854,909	21,509,510
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		69,351	1,128,341

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares		Value
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)			780,677	$12,295,663
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)			319,319	5,163,388
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)			637,381	10,108,863
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)			616,461	10,313,392
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)			379,272	8,647,402
SCE Trust VI, 5.00%(a)			217,180	3,474,880
SCE Trust VII, 7.50%, Series M(a)			1,716,208	38,134,142
SCE Trust VIII, 6.95%, Series N(a)			822,039	17,608,075

				128,383,656

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED
(Identified cost—$763,154,628)				700,063,215

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	87.7%
BANKING	52.3%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR	18,200,000	23,030,590
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	24,200,000	30,191,384
Alpha Services & Holdings SA, 11.875% to 2/8/28 (Greece)(a)(b)(d)(e)		EUR	3,300,000	4,566,958
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			19,600,000	21,679,442
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	13,400,000	16,051,684
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	21,600,000	26,104,889
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	6,600,000	7,623,844
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)			24,000,000	23,326,282
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR	18,000,000	21,323,439

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*		Value
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		51,800,000	$54,849,673
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)		22,400,000	24,784,861
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)		47,400,000	55,397,423
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)		19,284,000	18,970,201
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)		26,673,000	27,164,237
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		10,492,000	10,687,792
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		71,503,000	74,231,054
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)	EUR	6,800,000	8,205,510
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		14,800,000	15,319,243
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)		13,674,000	13,389,049
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		20,320,000	20,520,904
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		18,780,000	19,962,408
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		22,349,000	23,773,056
Bankinter SA, 6.00% to 6/30/30 (Spain)(a)(b)(d)(e)	EUR	6,600,000	7,801,685
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		17,180,000	18,511,450
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(d)		7,870,000	7,882,836
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		18,400,000	18,524,991
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		20,967,000	22,045,270
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)	GBP	26,850,000	38,051,379

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*		Value
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	26,515,000	$38,399,013
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	14,600,000	21,595,241
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		68,950,000	76,755,692
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(d)(f)		5,500,000	5,355,811
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		62,800,000	56,025,494
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		7,200,000	7,330,025
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		82,700,000	87,188,542
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		43,000,000	45,574,496
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		54,600,000	57,874,307
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		17,800,000	19,115,972
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR	25,400,000	30,667,945
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(d)(e)	EUR	9,400,000	12,173,089
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		67,814,000	66,880,337
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		92,407,000	85,837,710
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000	5,360,876
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		31,973,000	31,612,752
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		97,095,000	99,407,717
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		36,462,000	38,418,770
Citigroup, Inc., 7.125% to 8/15/29, Series CC(a)(b)		18,350,000	18,959,403
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		47,368,000	49,968,124
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		36,909,000	37,064,830
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		28,960,000	29,324,838
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		31,400,000	32,001,153

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*		Value
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)	EUR	29,476,600	$39,619,168
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	20,995,000	30,254,532
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)		7,740,000	599,850
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)		37,700,000	2,921,750
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		24,213,000	1,876,507
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	24,400,000	29,958,673
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	28,400,000	35,777,115
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	13,600,000	16,170,638
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	17,000,000	21,214,155
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	26,100,000	30,979,800
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		3,436,000	3,430,451
Goldman Sachs Capital I, 6.345%, due 2/15/34		11,523,000	11,973,030
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)		5,167,000	5,071,298
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		10,305,000	10,156,325
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)		53,396,000	55,237,535
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		94,915,000	100,175,854
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)		34,198,000	31,241,662
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		57,291,000	57,376,278
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		27,369,000	29,384,934

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*		Value
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		21,437,000	$21,627,296
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		16,800,000	17,043,298
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		21,135,000	22,165,986
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)		21,221,000	21,050,779
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(b)		8,099,000	8,247,991
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)		9,492,000	7,964,716
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)		42,100,000	39,551,634
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		22,000,000	21,897,429
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)		33,500,000	34,107,187
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		18,500,000	19,119,750
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		56,300,000	59,929,802
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	20,980,000	26,520,572
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		5,430,000	5,453,593
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		18,220,000	18,862,692
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		56,474,000	59,750,621
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		19,600,000	19,564,916
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR	10,200,000	12,140,159
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		11,400,000	11,183,173
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		3,760,000	3,779,496

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*		Value
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	23,800,000	$32,865,485
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		6,000,000	6,342,624
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	13,600,000	19,613,105
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		5,641,000	5,461,762
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP	20,200,000	28,420,712
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		3,900,000	3,903,343
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)	GBP	6,200,000	8,456,834
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		34,200,000	36,975,467
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		7,800,000	7,864,350
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR	15,400,000	18,239,940
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a)(b)(d)(e)	EUR	7,250,000	8,872,602
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		57,178,000	55,362,310
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		24,116,000	24,415,111
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		36,798,000	37,585,056
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		46,153,000	47,571,150
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		36,950,000	37,069,718
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(d)(e)		3,600,000	3,673,557
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		36,400,000	33,388,945
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		48,346,000	47,746,829

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*	Value
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)	35,000,000	$35,801,080
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)	17,000,000	17,798,018
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)	52,400,000	55,738,876
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)	54,700,000	59,833,267
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)	26,098,000	23,562,626
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)	40,300,000	42,040,194
State Street Corp., 6.45% to 9/15/30, Series K(a)(b)	4,012,000	4,091,855
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)	37,579,000	39,337,397
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)	28,161,000	29,520,247
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)	25,400,000	23,385,234
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(d)(e)	3,800,000	3,976,041
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)	42,000,000	44,069,340
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)	14,851,000	15,278,026
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	59,005,000	61,772,748
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)	21,574,000	21,394,598
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)	17,527,000	17,403,687
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)	46,400,000	41,125,573
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)	18,100,000	17,650,128
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)	36,200,000	36,449,382

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*		Value
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)			26,121,000	$27,564,525
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			53,300,000	58,308,814
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			69,200,000	80,196,641
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)		EUR	15,200,000	18,878,426
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)			9,088,000	8,759,700
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			14,260,000	14,122,757
Wells Fargo & Co., 5.95%, due 12/15/36			19,694,000	20,216,315
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			50,742,000	53,447,055
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			34,592,000	37,239,914
Wells Fargo & Co., 7.95%, due 11/15/29, Series B			3,078,000	3,454,413

				3,926,490,093

ENERGY	0.7%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)			7,577,000	7,522,158
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			23,311,000	23,330,905
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			24,880,000	25,496,004

				56,349,067

FINANCIAL SERVICES	2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			12,505,000	13,002,385
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)			8,605,000	8,436,077
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			23,319,000	22,587,669
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			37,740,000	33,941,394

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*		Value
American Express Co., 3.55% to 9/15/26, Series D(a)(b)			18,040,000	$17,663,792
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)			17,087,000	16,732,260
ILFC E-Capital Trust II, 6.68% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)			14,335,000	12,248,681
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			35,200,000	35,692,835

				160,305,093

HEALTH CARE	0.9%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			65,319,000	67,533,983

INSURANCE	10.7%
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)			39,600,000	39,032,013
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)			25,364,000	25,873,102
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(b)			5,548,000	5,475,324
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR	12,700,000	15,460,852
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	33,400,000	40,384,189
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)			8,800,000	9,687,357
AXA SA, 8.60%, due 12/15/30 (France)			9,017,000	10,691,691
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			37,949,000	39,163,726
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)			19,310,000	19,533,494
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			27,395,000	27,019,072
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)			13,190,000	13,537,767
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			31,030,000	30,469,929
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			25,730,000	26,851,262
Hartford Insurance Group, Inc., 6.713% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			25,318,000	23,584,992

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		18,762,000	$20,485,815
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(b)(f)		71,457,000	71,497,159
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		75,680,000	83,153,249
MetLife, Inc., 6.40%, due 12/15/36		8,371,000	8,781,967
MetLife, Inc., 9.25%, due 4/8/38(f)		31,872,000	37,884,398
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(b)(f)		47,595,000	49,305,374
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		37,842,000	36,632,892
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)		18,485,000	18,470,271
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(e)		17,300,000	17,456,115
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		10,030,000	9,584,768
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		29,300,000	26,932,232
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)		16,527,000	16,589,214
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(f)		18,350,000	18,079,723
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		6,840,000	7,239,251
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51 (Switzerland)(b)(e)		19,530,000	17,181,273
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(b)(e)		36,400,000	37,315,915

			803,354,386

PIPELINES	7.9%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		18,790,000	18,666,933
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		11,892,000	11,871,502
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		27,572,000	27,603,170

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*	Value
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)	63,349,000	$63,710,469
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)	27,770,000	28,598,743
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)	12,385,000	12,772,898
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)	19,917,000	21,052,508
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)	34,902,000	36,983,835
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)	44,380,000	49,522,222
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)	19,712,000	19,849,352
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)	45,410,000	45,368,840
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)	47,970,000	48,985,237
Enterprise Products Operating LLC, 7.573% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)	5,226,000	5,203,725
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)(f)	23,380,000	24,143,404
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)	29,900,000	31,165,727
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)	1,191,000	1,185,857
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)	30,053,000	29,869,297
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)	35,085,000	34,123,994
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)	45,114,000	45,297,913
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)	38,929,000	37,883,710

		593,859,336

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*		Value
REAL ESTATE	0.5%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(f)			17,040,000	$16,732,663
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	19,300,000	22,846,024

				39,578,687

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)			4,075,000	3,417,906
Land O’ Lakes, Inc., 7.25%(a)(f)			15,285,000	13,217,079

				16,634,985

TELECOMMUNICATIONS	1.9%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			26,555,000	27,285,623
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)			38,405,000	39,050,068
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			10,992,000	11,265,234
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)			7,200,000	7,301,623
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			29,930,000	30,116,216
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)			27,270,000	27,520,640

				142,539,404

UTILITIES	10.5%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			18,443,000	18,037,408
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			15,375,000	15,868,536
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			67,921,000	66,309,160
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)			25,445,000	25,514,236
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)			29,811,000	28,677,060
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)			27,180,000	28,406,822
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			31,504,000	32,802,784

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Principal Amount*	Value
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(b)	2,986,000	$3,004,606
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)	8,645,000	8,965,401
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)	22,010,000	23,091,137
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)	33,448,000	30,103,789
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)	23,480,000	23,594,888
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)	33,108,000	32,592,635
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)	16,050,000	16,328,837
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)	14,724,000	15,497,199
Edison International, 7.875% to 3/15/29, due 6/15/54(b)	18,289,000	17,372,105
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)	23,957,000	24,167,182
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)	29,395,000	30,487,214
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)	21,018,000	21,810,610
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)	21,540,000	21,921,993
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(b)	7,330,000	7,461,185
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)	22,810,000	23,349,587
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)	40,700,000	41,705,310
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)	28,613,000	29,556,027
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)	50,307,000	52,317,771
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)	14,890,000	15,011,383
Sempra, 4.125% to 1/1/27, due 4/1/52(b)	58,104,000	56,015,097
Sempra, 6.40% to 7/1/34, due 10/1/54(b)	41,547,000	39,545,544
Sempra, 6.875% to 7/1/29, due 10/1/54(b)	35,858,000	36,250,260

		785,765,766

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER
(Identified cost—$6,339,552,807)			$6,592,410,800

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)		8,755,000	7,956,538

TOTAL CORPORATE BONDS
(Identified cost—$7,969,453)			7,956,538

U.S. TREASURY NOTES	0.3%
United States Treasury Notes, 4.125%, due 2/28/27		18,000,000	18,096,328

TOTAL U.S. TREASURY NOTES
(Identified cost—$18,112,993)			18,096,328

		Shares
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25%(i)		138,138,775	138,138,775
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(i)		11,290,426	11,290,426

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$149,429,201)			149,429,201

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$7,285,144,509)	99.5%		7,475,086,124
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		39,277,078

NET ASSETS	100.0%		$7,514,363,202

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
$75,000,000	3.850%	Monthly	4.450%(j)	Monthly	6/1/35	$(1,353,521)	$—	$(1,353,521)

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	$ 134,861,193	0.25%	Monthly	BNPXCHY5 Index(k)	Short	5/1/26	$(2,364,259)	$ —	$(2,364,259)
BNP Paribas	EUR 61,618,001	0.30%	Monthly	BNPXCEX5 Index(l)	Short	5/5/26	(829,206)	—	(829,206)

							$(3,193,465)	$ —	$(3,193,465)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	438,627,054	USD	510,686,899	7/28/25	$(6,881,604)
Brown Brothers Harriman	EUR	18,000,000	USD	21,023,010	7/28/25	(216,521)
Brown Brothers Harriman	GBP	158,930,957	USD	216,508,464	7/28/25	(1,673,131)
Brown Brothers Harriman	USD	14,635,937	EUR	12,477,663	7/28/25	87,381

						$(8,683,875)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$7,130,042	$—	$—	$7,130,042
Preferred Securities—Exchange-Traded	700,063,215	—	—	700,063,215
Preferred Securities—Over-the-Counter	—	6,592,410,800	—	6,592,410,800
Corporate Bonds	—	7,956,538	—	7,956,538
U.S. Treasury Notes	—	18,096,328	—	18,096,328
Short-Term Investments	—	149,429,201	—	149,429,201

Total Investments in Securities(m)	$707,193,257	$6,767,892,867	$—	$7,475,086,124

Forward Foreign Currency Exchange Contracts	$—	$87,381	$—	$87,381

Total Derivative Assets(m)	$—	$87,381	$—	$87,381

Forward Foreign Currency Exchange Contracts	$—	$(8,771,256)	$—	$(8,771,256)
Interest Rate Swap Contracts	—	(1,353,521)	—	(1,353,521)
Total Return Swap Contracts	—	(3,193,465)	—	(3,193,465)

Total Derivative Liabilities(m)	$—	$(13,318,242)	$—	$(13,318,242)

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at June 30, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,464,815,502 or 32.8% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,013,221,807 which represents 13.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,519,428,646 which represents 20.2% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on USD-SOFR-OIS. Represents rates in effect at June 30, 2025.
(k)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at June 30, 2025 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	6/30/25 Price	6/30/25 Value

Credit Default Swaps (CDS)—MARKIT CDX.NA.HY.44 Index	5.00% per annum	Quarterly	Performance of CDS	Semi-annually	6/20/30	98.85%	$107.53	$(135,647,359)
Cash	—	—	—	—	—	1.15%	—	(1,578,093)

								$(137,225,452)

(l)	The index intends to track the performance of the iTraxx Crossover CDS.
(m)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$7,285,144,509)	$7,475,086,124
Cash	9,272,943
Cash collateral pledged for interest rate swap contracts	4,139,738
Cash collateral pledged for total return swap contracts	2,140,000
Foreign currency, at value (Identified cost—$44,920,852)	45,199,420
Receivable for:
Dividends and interest	82,394,833
Investment securities sold	12,988,372
Fund shares sold	9,039,905
Unrealized appreciation on forward foreign currency exchange contracts	87,381
Other assets	87,556

Total Assets	7,640,436,272

LIABILITIES:
Total return swap contracts, at value	3,193,465
Unrealized depreciation on forward foreign currency exchange contracts	8,771,256
Payable for:
Investment securities purchased	83,713,739
Fund shares redeemed	14,808,707
Dividends and distributions declared	8,625,781
Investment advisory fees	4,288,279
Shareholder servicing fees	1,254,111
Administration fees	306,306
Variation margin on interest rate swap contracts	287,266
Distribution fees	246,933
Other liabilities	577,227

Total Liabilities	126,073,070

NET ASSETS	$7,514,363,202

NET ASSETS consist of:
Paid-in capital	$8,728,100,668
Total distributable earnings/(accumulated loss)	(1,213,737,466)

$7,514,363,202

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2025 (Unaudited)

CLASS A SHARES:
NET ASSETS	$630,009,953
Shares issued and outstanding ($0.001 par value common stock outstanding)	51,034,258

Net asset value and redemption price per share	$12.34

Maximum offering price per share ($12.34 ÷ 0.9625)(a)	$12.82

CLASS C SHARES:
NET ASSETS	$189,761,462
Shares issued and outstanding ($0.001 par value common stock outstanding)	15,485,780

Net asset value and offering price per share(b)	$12.25

CLASS F SHARES:
NET ASSETS	$569,083,670
Shares issued and outstanding ($0.001 par value common stock outstanding)	45,977,642

Net asset value, offering and redemption price per share	$12.38

CLASS I SHARES:
NET ASSETS	$6,030,535,763
Shares issued and outstanding ($0.001 par value common stock outstanding)	487,051,751

Net asset value, offering and redemption price per share	$12.38

CLASS R SHARES:
NET ASSETS	$704,052
Shares issued and outstanding ($0.001 par value common stock outstanding)	56,920

Net asset value, offering and redemption price per share	$12.37

CLASS Z SHARES:
NET ASSETS	$94,268,302
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,608,624

Net asset value, offering and redemption price per share	$12.39

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Interest income	$211,070,595
Dividend income (net of $7,462 of foreign withholding tax)	32,265,497

Total Investment Income	243,336,092

Expenses:
Investment advisory fees	26,781,403
Distribution fees—Class A	795,859
Distribution fees—Class C	746,436
Distribution fees—Class R	1,804
Shareholder servicing fees—Class A	318,344
Shareholder servicing fees—Class C	248,812
Shareholder servicing fees—Class I	1,949,909
Administration fees	2,128,751
Transfer agent fees and expenses	379,946
Shareholder reporting expenses	191,928
Directors’ fees and expenses	162,416
Registration and filing fees	113,944
Custodian fees and expenses	68,959
Professional fees	56,058
Miscellaneous	88,716

Total Expenses	34,033,285

Net Investment Income (Loss)	209,302,807

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	7,203,358
Total return swap contracts	(4,969,609)
Forward foreign currency exchange contracts	(63,749,014)
Foreign currency transactions	1,293,139

Net realized gain (loss)	(60,222,126)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	120,345,811
Interest rate swap contracts	(1,353,521)
Total return swap contracts	(3,193,465)
Forward foreign currency exchange contracts	(11,862,357)
Foreign currency translations	604,432

Net change in unrealized appreciation (depreciation)	104,540,900

Net Realized and Unrealized Gain (Loss)	44,318,774

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,621,581

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$209,302,807	$409,445,272
Net realized gain (loss)	(60,222,126)	42,947,983
Net change in unrealized appreciation (depreciation)	104,540,900	309,185,189

Net increase (decrease) in net assets resulting from operations	253,621,581	761,578,444

Distributions to Shareholders:
Class A	(16,922,940)	(33,465,713)
Class C	(4,634,592)	(9,563,928)
Class F	(21,342,509)	(43,220,137)
Class I	(166,889,411)	(293,626,915)
Class R	(18,615)	(49,688)
Class Z	(2,596,565)	(2,578,883)
Tax Return of Capital to Shareholders:
Class A	—	(4,450,381)
Class C	—	(1,485,777)
Class F	—	(5,405,144)
Class I	—	(36,467,496)
Class R	—	(7,008)
Class Z	—	(290,886)

Total distributions	(212,404,632)	(430,611,956)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(410,216,797)	(49,027,810)

Total increase (decrease) in net assets	(368,999,848)	281,938,678
Net Assets:
Beginning of period	7,883,363,050	7,601,424,372

End of period	$7,514,363,202	$7,883,363,050

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.27		$11.75	$11.72	$14.08	$ 14.38	$ 14.26

Income (loss) from investment operations:

Net investment income (loss)(a)	0.32		0.61	0.58	0.52	0.49	0.54
Net realized and unrealized gain (loss)	0.07		0.55	0.09	(2.28)	(0.06)	0.29

Total from investment operations	0.39		1.16	0.67	(1.76)	0.43	0.83

Less dividends and distributions to shareholders from:

Net investment income	(0.32)		(0.57)	(0.59)	(0.58)	(0.53)	(0.56)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.32)		(0.64)	(0.64)	(0.60)	(0.73)	(0.71)

Net increase (decrease) in net asset value	0.07		0.52	0.03	(2.36)	(0.30)	0.12

Net asset value, end of period	$12.34		$12.27	$11.75	$11.72	$ 14.08	$ 14.38

Total return(b)(c)	3.26	%(d)	10.09%	6.06%	–12.64%	3.08%	6.17%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$630.0		$657.8	$733.0	$917.0	$1,215.9	$1,110.5

Ratios to average daily net assets:

Expenses	1.13	%(e)	1.13%	1.14%	1.12%	1.12%	1.14%

Net investment income (loss)	5.22	%(e)	5.00%	5.02%	4.19%	3.40%	3.89%

Portfolio turnover rate	30	%(d)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.18		$11.67	$11.64	$13.99	$14.29	$14.17

Income (loss) from investment operations:

Net investment income (loss)(a)	0.28		0.52	0.50	0.44	0.39	0.44
Net realized and unrealized gain (loss)	0.07		0.55	0.10	(2.27)	(0.05)	0.29

Total from investment operations	0.35		1.07	0.60	(1.83)	0.34	0.73

Less dividends and distributions to shareholders from:

Net investment income	(0.28)		(0.49)	(0.52)	(0.50)	(0.44)	(0.46)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.28)		(0.56)	(0.57)	(0.52)	(0.64)	(0.61)

Net increase (decrease) in net asset value	0.07		0.51	0.03	(2.35)	(0.30)	0.12

Net asset value, end of period	$12.25		$12.18	$11.67	$11.64	$13.99	$14.29

Total return(b)(c)	2.95	%(d)	9.36%	5.41%	–13.23%	2.43%	5.51%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$189.8		$212.8	$259.3	$332.7	$511.1	$561.8

Ratios to average daily net assets:

Expenses	1.78	%(e)	1.78%	1.79%	1.77%	1.77%	1.79%

Net investment income (loss)	4.57	%(e)	4.35%	4.37%	3.51%	2.75%	3.24%

Portfolio turnover rate	30	%(d)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.30		$11.78	$ 11.75	$ 14.11	$ 14.41	$ 14.28

Income (loss) from investment operations:

Net investment income (loss)(a)	0.34		0.65	0.62	0.57	0.54	0.59
Net realized and unrealized gain (loss)	0.09		0.56	0.09	(2.29)	(0.06)	0.29

Total from investment operations	0.43		1.21	0.71	(1.72)	0.48	0.88

Less dividends and distributions to shareholders from:

Net investment income	(0.35)		(0.62)	(0.63)	(0.62)	(0.58)	(0.60)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.35)		(0.69)	(0.68)	(0.64)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.08		0.52	0.03	(2.36)	(0.30)	0.13

Net asset value, end of period	$12.38		$12.30	$ 11.78	$ 11.75	$ 14.11	$ 14.41

Total return(b)	3.52	%(c)	10.46%	6.42%	–12.31%	3.43%	6.60%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$569.1		$835.0	$1,102.4	$1,335.2	$1,423.8	$1,509.9

Ratios to average daily net assets:

Expenses	0.78	%(d)	0.78%	0.79%	0.77%	0.77%	0.79%

Net investment income (loss)	5.55	%(d)	5.35%	5.36%	4.58%	3.74%	4.27%

Portfolio turnover rate	30	%(c)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 12.30		$ 11.78	$ 11.75	$ 14.11	$ 14.41	$ 14.29

Income (loss) from investment operations:

Net investment income (loss)(a)	0.34		0.64	0.61	0.56	0.53	0.58
Net realized and unrealized gain (loss)	0.08		0.56	0.10	(2.29)	(0.05)	0.29

Total from investment operations	0.42		1.20	0.71	(1.73)	0.48	0.87

Less dividends and distributions to shareholders from:

Net investment income	(0.34)		(0.61)	(0.63)	(0.61)	(0.58)	(0.60)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.34)		(0.68)	(0.68)	(0.63)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.08		0.52	0.03	(2.36)	(0.30)	0.12

Net asset value, end of period	$ 12.38		$ 12.30	$ 11.78	$ 11.75	$ 14.11	$ 14.41

Total return(b)	3.49	%(c)	10.39%	6.35%	–12.37%	3.37%	6.46%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$6,030.5		$6,082.9	$5,485.7	$5,742.4	$9,634.8	$7,992.3

Ratios to average daily net assets:

Expenses (before expense reduction)	0.85	%(d)	0.85%	0.85%	0.84%	0.83%	0.85%

Expenses (net of expense reduction)	0.85	%(d)	0.85%	0.85%	0.84%	0.83%	0.85%

Net investment income (loss) (before expense reduction)	5.52	%(d)	5.30%	5.32%	4.42%	3.68%	4.18%

Net investment income (loss) (net of expense reduction)	5.52	%(d)	5.30%	5.32%	4.42%	3.68%	4.18%

Portfolio turnover rate	30	%(c)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.29		$11.77	$11.73	$14.10	$14.40	$14.27

Income (loss) from investment operations:

Net investment income (loss)(a)	0.31		0.59	0.56	0.50	0.46	0.51
Net realized and unrealized gain (loss)	0.09		0.55	0.11	(2.29)	(0.05)	0.30

Total from investment operations	0.40		1.14	0.67	(1.79)	0.41	0.81

Less dividends and distributions to shareholders from:

Net investment income	(0.32)		(0.55)	(0.58)	(0.56)	(0.51)	(0.53)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.32)		(0.62)	(0.63)	(0.58)	(0.71)	(0.68)

Net increase (decrease) in net asset value	0.08		0.52	0.04	(2.37)	(0.30)	0.13

Net asset value, end of period	$12.37		$12.29	$11.77	$11.73	$14.10	$14.40

Total return(b)	3.26	%(c)	9.90%	5.99%	–12.83%	2.91%	6.08%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 0.7		$ 0.8	$ 1.6	$ 1.3	$ 2.1	$ 2.9

Ratios to average daily net assets:

Expenses	1.28	%(d)	1.28%	1.29%	1.27%	1.27%	1.29%

Net investment income (loss)	5.07	%(d)	4.83%	4.91%	3.99%	3.24%	3.74%

Portfolio turnover rate	30	%(c)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.31		$11.79	$11.75	$14.12	$14.41	$14.29

Income (loss) from investment operations:

Net investment income (loss)(a)	0.34		0.67	0.62	0.57	0.54	0.60
Net realized and unrealized gain (loss)	0.09		0.54	0.10	(2.30)	(0.05)	0.27

Total from investment operations	0.43		1.21	0.72	(1.73)	0.49	0.87

Less dividends and distributions to shareholders from:

Net investment income	(0.35)		(0.62)	(0.63)	(0.62)	(0.58)	(0.60)
Net realized gain	—		—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	—		(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.35)		(0.69)	(0.68)	(0.64)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.08		0.52	0.04	(2.37)	(0.29)	0.12

Net asset value, end of period	$12.39		$12.31	$11.79	$11.75	$14.12	$14.41

Total return(b)	3.51	%(c)	10.45%	6.50%	–12.37%	3.50%	6.52%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 94.3		$ 94.1	$ 19.6	$ 46.0	$ 64.2	$ 83.1

Ratios to average daily net assets:

Expenses	0.78	%(d)	0.79%	0.79%	0.77%	0.77%	0.79%

Net investment income (loss)	5.58	%(d)	5.49%	5.31%	4.53%	3.74%	4.32%

Portfolio turnover rate	30	%(c)	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return through high current income and capital appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2025, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from tax return of capital upon the final determination of the Fund’s taxable income after December 31, 2025, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

For the six months ended June 30, 2025 and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can only be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended June 30, 2025, the investment adviser did not waive and/or reimburse expenses.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund incurred $1,912,957 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2025, the Fund has been advised that the distributor received $6,769, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $6,570 and $3,684 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes will be used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $22,084 for the six months ended June 30, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2025, totaled $2,220,315,070 and $2,705,300,528, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2025 and the effect of derivatives held during the six months ended June 30, 2025, if any, along with the respective location in the financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	—	$—	Total return swap contracts, at value	$3,193,465

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	87,381	Unrealized depreciation	8,771,256
Interest Rate Risk:
Interest Rate Swap Contracts(b)	—	—	Payable for variation margin on interest rate swap contracts	(1,353,521	)(c)

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

(b)	Not subject to a master netting agreement or another similar arrangement.

(c)

Amount represents the cumulative net appreciation (depreciation) on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin payable to the broker.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(4,969,609)	$(3,193,465)

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(63,749,014)	(11,862,357)

Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	—	(1,353,521)

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At June 30, 2025, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	$—	$3,193,465

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of June 30, 2025:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
BNP Paribas	$3,193,465	$—	$(2,140,000)	$1,053,465

(a)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the six months ended June 30, 2025:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$75,000,000	$177,485,136	$703,899,739

(a)

Average notional amount represent the average for all months in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents one month for interest return swap contracts, three months for total return swap contracts and six months for forward foreign currency exchange contracts.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$7,285,144,509

Gross unrealized appreciation on investments	$342,611,872
Gross unrealized depreciation on investments	(165,901,118)

Net unrealized appreciation (depreciation) on investments	$176,710,754

As of December 31, 2024, the Fund has a net capital loss carryforward of $1,334,280,842 which may be used to offset future capital gains. The loss is comprised of $271,893,637 of short-term capital loss carryover and $1,062,387,205 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 2.2 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1.2 billion of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	4,451,303	$54,525,885	15,332,995	$185,594,949
Issued as reinvestment of dividends and distributions	974,257	11,930,288	2,223,919	26,938,872
Redeemed	(8,020,308)	(98,128,980)	(26,311,890)	(319,664,761)

Net increase (decrease)	(2,594,748)	$(31,672,807)	(8,754,976)	$(107,130,940)

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount

Class C:
Sold	647,303	$7,889,988	2,481,095	$29,843,962
Issued as reinvestment of dividends and distributions	297,944	3,621,855	717,543	8,629,563
Redeemed	(2,938,260)	(35,683,485)	(7,940,226)	(95,461,584)

Net increase (decrease)	(1,993,013)	$(24,171,642)	(4,741,588)	$(56,988,059)

Class F:
Sold	11,728,758	$144,217,935	27,747,466	$338,497,332
Issued as reinvestment of dividends and distributions	1,258,562	15,451,856	3,218,183	39,040,170
Redeemed	(34,909,324)	(425,574,819)	(56,648,214)	(685,514,196)

Net increase (decrease)	(21,922,004)	$(265,905,028)	(25,682,565)	$(307,976,694)

Class I:
Sold	52,104,562	$639,944,775	162,176,851	$1,966,615,890
Issued as reinvestment of dividends and distributions	10,502,448	128,973,929	21,118,264	256,864,228
Redeemed	(70,052,793)	(856,868,064)	(154,399,277)	(1,873,125,819)

Net increase (decrease)	(7,445,783)	$(87,949,360)	28,895,838	$350,354,299

Class R:
Sold	384	$4,716	4,234	$51,237
Issued as reinvestment of dividends and distributions	1,517	18,615	4,682	56,696
Redeemed	(7,152)	(87,570)	(81,624)	(989,646)

Net increase (decrease)	(5,251)	$(64,239)	(72,708)	$(881,713)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount

Class Z:
Sold	689,352	$8,472,180	6,605,492	$81,192,366
Issued as reinvestment of dividends and distributions	207,194	2,546,433	225,140	2,770,464
Redeemed	(932,994)	(11,472,334)	(843,976)	(10,367,533)

Net increase (decrease)	(36,448)	$(453,721)	5,986,656	$73,595,297

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Preferred Securities and Income Fund, Inc.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-734, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-734 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-734 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Benchmark Change

The Board of Trustees approved a change to the Fund’s blended benchmark at its March 11, 2025 meeting. Effective close of business June 30, 2025, the Fund’s blended benchmark was updated from 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index to the blended benchmark consisting of 65% ICE U.S. Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

Changes to the Portfolio Management Team

Effective close of business on January 31, 2025, Robert Kastoff was added as a portfolio manager of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund (the Board), including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 3, 2025, and at a meeting of the full Board held on June 17, 2025. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreement in executive sessions on June 16 and 17, 2025. At the meeting of the full Board on June 17, 2025, the Advisory Agreement was unanimously continued for a term ending June 30, 2026, by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including

Cohen & Steers Preferred Securities and Income Fund, Inc.

compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark and relevant linked blended benchmark. The Board noted that the Fund underperformed the Peer Group medians for the one-, three-, five- and ten-year periods ended March 31, 2025, ranking seven out of seven peers, five out of seven peers, five out of six peers and four out of five peers, respectively. The Board considered that the Fund outperformed the relevant benchmark for the one-, three-, five- and ten-year periods ended March 31, 2025. The Board also considered the performance compared to a relevant linked blended benchmark and the Fund outperformed the relevant linked blended benchmark for the one- and five-year periods, underperformed for the three-year period, and performed in-line for the ten-year period ended March 31, 2025. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board gave consideration to the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee represented the peer group median, and the total expense ratio was higher than with the Peer Group median, ranking four out of seven peers and five out of seven peers, respectfully. The Board considered that the Investment Advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. The Board noted that the Fund has a breakpoint of 0.05% on assets under management over $8.5 billion; however, the reduced fee is not currently applicable due to the size of the Fund. In light of all the considerations above, the Board concluded that the Fund’s current expense structure was satisfactory.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board noted that the Investment Advisor has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit the overall operating expenses of the Fund. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the administrative services provided by the

Cohen & Steers Preferred Securities and Income Fund, Inc.

Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board noted that the Fund’s advisory fee schedule contains a breakpoint of 0.05% on assets under management over $8.5 billion and, as discussed above, the Investment Advisor has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreement to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does to institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Transaction history and account transactions

•  Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•  Open an account or buy securities from us

•  Provide account information or give us your contact information

•  Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•  sharing for affiliates’ everyday business purposes—information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS

GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Preferred Securities and Income Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—CPXAX
Class C—CPXCX
Class F—CPXFX
Class I—CPXIX
Class R—CPRRX
Class Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

eDelivery AVAILABLE

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and prospectus online.

Sign up at cohenandsteers.com

Semi-Annual Financial Statements and Additional Information June 30, 2025

Cohen & Steers

Preferred

Securities and

Income Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CPXAXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: August 29, 2025